United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		February 2, 2006

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$114,806,888


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Alcoa Incorporated	Com	013817101	1,394	46457	Sole		46457
Allied Capital Corp	Com	01903Q108	3,011	92145	Sole		92145
Allstate Corporation	Com	020002101	2,674	41074	Sole		41074
Altria Group Inc.	Com	02209S103	344	4005	Sole		4005
America Movil S A De C V Spon Adr L Shs	Com	02364W105	452	10000	Sole		10000
Amgen Incorporated	Com	031162100	2,636	38586	Sole		38586
Applied Materials Incorporated	Com	038222105	1,611	87340	Sole		87340
Bank Of America Corporation	Com	060505104	3,032	56791	Sole		56791
Becton Dickinson & Company	Com	075887109	2,520	35930	Sole		35930
BP PLC ADR	Com	055622104	2,150	32047	Sole		32047
Cap Gemini SA	Com	F13587120	263	4200	Sole		4200
Chevrontexaco Corporation	Com	166764100	1,920	26112	Sole		26112
Cisco Systems Inc.	Com	17275R102	2,647	96864	Sole		96864
Citigroup Incorporated	Com	172967101	2,965	53230	Sole		53230
ConocoPhillips	Com	20825C104	5,770	80188	Sole		80188
Danaher Corp Del	Com	235851102	3,545	48935	Sole		48935
Dominion Res Incorporated Va New	Com	25746U109	207	2468	Sole		2468
EMC Corp Mass	Com	268648102	1,582	119879	Sole		119879
Eaton Corporation	Com	278058102	3,296	43865	Sole		43865
Exxon Mobil Corp.	Com	30231G102	13,654	178183	Sole		178183
General Elec Company	Com	369604103	4,267	114678	Sole		114678
Goldman Sachs Group, Inc.	Com	38141G104	4,757	23863	Sole		23863
Harley Davidson Inc.	Com	412822108	3,200	45414	Sole		45414
Harrahs Entertainment Incorporated	Com	413619107	2,206	26670	Sole		26670
Intel Corporation	Com	458140100	1,670	82493	Sole		82493
International Business Machines	Com	459200101	544	5595	Sole		5595
Johnson & Johnson	Com	478160104	3,242	49106	Sole		49106
L-3 Communications Hldgs Incorporated	Com	502424104	2,626	32111	Sole		32111
Lincoln Elec Hldgs Incorporated	Com	533900106	468	7750	Sole		7750
Lowes Companies Inc.	Com	548661107	2,745	88129	Sole		88129
Masco Corporation	Com	574599106	2,089	69920	Sole		69920
Mc Graw Hill Inc.	Com	580645109	288	4232	Sole		4232
Merck & Co. Inc.	Com	589331107	297	6802	Sole		6802
Microsoft Corporation	Com	594918104	2,430	81383	Sole		81383
National City Corp	Com	635405103	2,322	63500	Sole		63500
Novartis A G ADR (Switzerland)	Com	66987V109	2,951	51380	Sole		51380
Oracle Corporation	Com	68389X105	2,462	143648	Sole		143648
Parker-Hannifin	Com	701094104	2,670	34735	Sole		34735
Pepsico Incorporated	Com	713448108	249	3974	Sole		3974
PetroHawk Energy Corp.	Com	716495106	228	19800	Sole		19800
Procter & Gamble Co	Com	742718109	3,255	50649	Sole		50649
Progressive Corp Ohio	Com	743315103	1,949	80476	Sole		80476
RPM International Incorporated	Com	749685103	3,375	161549	Sole		161549
Schering Plough Corporation	Com	806605101	3,117	131865	Sole		131865
Sherwin Williams Company	Com	824348106	3,194	50238	Sole		50238
Sky Financial Group Inc.	Com	83080P103	423	14817	Sole		14817
Valero Energy Corporation New	Com	91913Y100	1,739	33987	Sole		33987
Verizon Communications	Com	92343V104	368	9894	Sole		9894